SHARE-BASED COMPENSATION (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Nov. 30, 2015
2013 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares that may be authorized for issuance			309,029
Number of shares available for future grants		111,589
Common Stock, Capital Shares Reserved for Future Issuance	99,493
2010 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares that may be authorized for issuance		270,513
Number of shares available for future grants		0
Number of shares issued		156,603
2021 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares that may be authorized for issuance	608,000
Number of shares issued	419,545
Common Stock, Capital Shares Reserved for Future Issuance	188,455